UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Communications equipment (15.0%)

Cisco Systems, Inc.	8,630	$207,810

EchoStar Corp. Class A(NON)	1,500	59,565

F5 Networks, Inc.(NON)	2,800	232,988

Polycom, Inc.(NON)	37,028	419,527

Qualcomm, Inc.	10,871	690,091

Telefonaktiebolaget LM Ericsson ADR (Sweden)	13,469	157,183

		1,767,164
Computers and peripherals (30.4%)

Apple, Inc.	5,176	2,327,544

Asustek Computer, Inc. (Taiwan)	5,000	54,858

Casetek Holdings, Ltd. (Taiwan)(NON)	26,000	142,148

EMC Corp.(NON)	15,651	387,519

NetApp, Inc.(NON)	700	26,271

Pegatron Corp. (Taiwan)(NON)	44,000	79,201

SanDisk Corp.(NON)	6,776	399,920

Toshiba Corp. (Japan)	35,000	165,340

		3,582,801
Electronic equipment, instruments, and components (2.5%)

Hitachi, Ltd. (Japan)	10,000	67,724

Hon Hai Precision Industry Co., Ltd. (Taiwan)	40,100	102,013

Keyence Corp. (Japan)	400	122,581

		292,318
Household durables (0.4%)

Alpine Electronics, Inc. (Japan)	4,700	44,312

		44,312
Internet software and services (12.4%)

eBay, Inc.(NON)	6,460	349,486

Facebook, Inc. Class A(NON)	8,300	202,105

Google, Inc. Class A(NON)	874	760,738

Millennial Media, Inc.(NON)	2,350	18,542

Tencent Holdings, Ltd. (China)	500	19,747

Yandex NV Class A (Russia)(NON)	4,010	108,912

		1,459,530
IT Services (8.6%)

Cognizant Technology Solutions Corp.(NON)	1,800	116,370

Computer Sciences Corp.	456	20,342

IBM Corp.	767	159,551

MasterCard, Inc. Class A	415	236,654

Visa, Inc. Class A	2,704	481,691

		1,014,608
Media (3.7%)

DISH Network Corp. Class A	11,200	431,648

		431,648
Office electronics (0.5%)

Canon, Inc. (Japan)	1,200	41,303

Canon, Inc. ADR (Japan)	712	24,407

		65,710
Real estate investment trusts (REITs) (0.6%)

American Tower Corp. Class A(R)	900	70,056

		70,056
Semiconductors and semiconductor equipment (9.8%)

ASML Holding NV (Netherlands)	1,522	125,498

ASML Holding NV ADR (Netherlands)	700	56,889

Avago Technologies, Ltd.	3,200	120,672

Lam Research Corp.(NON)	2,400	112,272

NXP Semiconductor NV(NON)	2,400	74,040

Samsung Electronics Co., Ltd. (South Korea)	157	211,726

SK Hynix, Inc. (South Korea)(NON)	6,670	187,322

Texas Instruments, Inc.	3,300	118,437

Xilinx, Inc.	3,600	146,340

		1,153,196
Software (13.4%)

Adobe Systems, Inc.(NON)	1,500	64,365

BMC Software, Inc.(NON)	1,100	49,825

Microsoft Corp.	9,519	332,023

Oracle Corp.	10,495	354,311

QLIK Technologies, Inc.(NON)	3,200	98,432

Red Hat, Inc.(NON)	8,315	401,032

SAP AG (Germany)(NON)	3,653	278,234

		1,578,222

Total common stocks (cost $8,142,948)		$11,459,565

SHORT-TERM INVESTMENTS (2.5%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)	298,870	$298,870

Total short-term investments (cost $298,870)		$298,870

TOTAL INVESTMENTS

Total investments (cost $8,441,818)(b)		$11,758,435

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $2,056,386) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$36,766	$36,271	$(495)
	Euro	Buy	6/19/13	118,806	118,687	119
Barclays Bank PLC
	Euro	Sell	6/19/13	141,164	141,239	75
	Hong Kong Dollar	Buy	8/22/13	9,162	9,166	(4)
	Japanese Yen	Buy	8/22/13	100,661	102,001	(1,340)
	Swedish Krona	Buy	6/19/13	66,635	68,226	(1,591)
Citibank, N.A.
	Euro	Sell	6/19/13	113,737	114,160	423
	Japanese Yen	Buy	8/22/13	60,837	62,841	(2,004)
Credit Suisse International
	British Pound	Sell	6/19/13	11,242	11,106	(136)
	Japanese Yen	Buy	8/22/13	233,034	238,122	(5,088)
Goldman Sachs International
	Euro	Buy	6/19/13	56,674	56,669	5
HSBC Bank USA, National Association
	Euro	Buy	6/19/13	108,408	108,423	(15)
	Japanese Yen	Buy	8/22/13	33,063	34,162	(1,099)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/19/13	151,621	152,281	(660)
	Canadian Dollar	Sell	7/17/13	2,698	2,746	48
	Euro	Buy	6/19/13	233,453	233,578	(125)
	Japanese Yen	Buy	8/22/13	76,681	79,209	(2,528)
	Swedish Krona	Sell	6/19/13	105,483	107,609	2,126
State Street Bank and Trust Co.
	Euro	Sell	6/19/13	102,298	102,322	24
	Israeli Shekel	Buy	7/17/13	26,514	26,806	(292)
	Swedish Krona	Buy	6/19/13	29,869	30,563	(694)
UBS AG
	British Pound	Sell	6/19/13	48,616	48,016	(600)
	Canadian Dollar	Buy	7/17/13	60,704	61,779	(1,075)
	Euro	Sell	6/19/13	31,716	31,855	139
WestPac Banking Corp.
	British Pound	Buy	6/19/13	43,299	43,145	154
	Euro	Sell	6/19/13	35,358	35,404	46

Total						$(14,587)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,772,121.
(b)	The aggregate identified cost on a tax basis is $8,545,975, resulting in gross unrealized appreciation and depreciation of $3,463,660 and $251,200, respectively, or net unrealized appreciation of $3,212,460.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$365,558	$842,340	$1,207,898	$123	$—
	Putnam Short Term Investment Fund *	—	791,506	492,636	29	298,870
	Totals	$365,558	$1,633,846	$1,700,534	$152	$298,870
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $16,455 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	83.1%
	Japan	4.0
	South Korea	3.4
	Taiwan	3.2
	Germany	2.4
	Netherlands	1.6
	Sweden	1.3
	Russia	0.9
	Other	0.1

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $14,792 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$431,648	$44,312	$—
Financials	70,056	—	—
Information technology	9,315,854	1,597,695	—
Total common stocks	9,817,558	1,642,007	—
Short-term investments	298,870	—	—

Totals by level	$10,116,428	$1,642,007	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(14,587)	$—

Totals by level	$—	$(14,587)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$3,159	$17,746

Total	$3,159	$17,746

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$2,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013